Other comprehensive income (loss) - Changes in AOCI (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	[1]	$ 41,677	$ 40,820
Change in accumulated other comprehensive income (loss)	[2]	1,627	235	$ 1,073
Balance at end of period	[1]	44,721	41,677	40,820
Foreign currency translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period		(2,031)	(1,842)	(2,114)
Change in accumulated other comprehensive income (loss)		580	(189)	272
Balance at end of period		(1,451)	(2,031)	(1,842)
Accumulated defined benefits adjustment | Pensions
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period		(1,344)	(1,343)	(1,256)
Change in accumulated other comprehensive income (loss)		49	(1)	(87)
Balance at end of period		(1,295)	(1,344)	(1,343)
Accumulated defined benefits adjustment | Other post-retirement benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period		(36)	(40)	(41)
Change in accumulated other comprehensive income (loss)		1	4	1
Balance at end of period		(35)	(36)	(40)
Unrealized gain (loss) on assets available-for-sale
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period		(1,240)	(1,669)	(2,550)
Change in accumulated other comprehensive income (loss)		999	429	881
Balance at end of period		(241)	(1,240)	(1,669)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-For-Sale Securities Transferred To Held-To-Maturity, After Consideration Of Hedge And Taxes
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Change in accumulated other comprehensive income (loss)		(6)	(4)	42
Unrealized gain (loss) on cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period		(5)	1	(5)
Change in accumulated other comprehensive income (loss)		(8)	(6)	6
Balance at end of period		(13)	(5)	1
Total accumulated other comprehensive (loss) income, net of tax
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period		(4,656)	(4,893)	(5,966)
Change in accumulated other comprehensive income (loss)		1,621	237	1,073
Balance at end of period		$ (3,035)	$ (4,656)	$ (4,893)

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $39,477 million at Dec. 31, 2025, $36,975 million at Dec. 31, 2024 and $36,427 million at Dec. 31, 2023.
[2]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $1,621 million for the year ended Dec. 31, 2025, $237 million for the year ended Dec. 31, 2024 and $1,073 million for the year ended Dec. 31, 2023.